Other Non-Current Assets	12 Months Ended
Dec. 31, 2014
Other Non-Current Assets [Abstract]
Other Non-Current Assets

10. Other Non-Current Assets

The following is a summary of other non-current assets:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Rental deposits	7,460	8,591	1,384
Non-current portion of prepayments to suppliers and other business related expenses	5,218	4,751	766
Total	12,678	13,342	2,150